Long-term investments - Additional Information (Detail)				12 Months Ended
	Nov. 28, 2018 USD ($)	Nov. 27, 2018 USD ($) $ / shares	Mar. 09, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) shareholder MW	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($) km	Jun. 30, 2018 USD ($)	May 10, 2017 USD ($)	Mar. 14, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dividend income				$ 41,079,000	$ 1,167,000
Income (loss) from equity method investments				(1,609,000)	(2,742,000)
Amount drawn under credit facility	$ 305,000,000	$ 305,000,000
Holdback amount on credit facility		$ 40,000,000
Change in value of investment carried at fair value (note 8(a))				(137,957,000)	0
Equity-method investees				$ 30,492,000	32,267,000
Red Lily I Project, wind energy facility, capacity (megawatt) | MW				26.4
Property, plant and equipment				$ 6,393,558,000	6,304,897,000
Development loans | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity investees (e)				101,416,000	30,060,000
Atlantica Yield
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dividend income				$ 39,263,000
Equity interest		16.50%	25.00%	41.50%
Equity interest, share price (in usd per share) | $ / shares		$ 20.90	$ 24.25
Contingent payment (in usd per share) | $ / shares			$ 0.60
Contributions of capital		$ 345,000,000	$ 607,567,000
Fair value loss			$ 139,864,000	$ 137,957,000
Change in value of investment carried at fair value (note 8(a))				1,907,000
Abengoa-Algonquin Global Energy Solution B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Income (loss) from equity method investments				3,005,000
Equity-method investees							$ 5,000,000
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount				7,509,000
Letters of credit, issued				3,750,000
Abengoa-Algonquin Global Energy Solution B.V. | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity investees (e)				4,940,000
75% Interest in Red Lily I Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Income (loss) from equity method investments				$ (1,637,000)	(2,139,000)
75% Interest in Red Lily I Partnership | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Option to subscribe equity interest in partnership, percentage				75.00%
50% interest in Odell and Deerfield Wind Projects | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letter of credit fee percent				2.00%
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest				50.00%
Project power capacity (megawatt) | MW				149
Interest in Amherst Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Income (loss) from equity method investments				$ 1,714,000
Equity-method investees				7,655,000	8,921,000
Interest capitalized on non-regulated property				739,000	1,115,000
Property, plant and equipment				308,825,000
Long-term debt				190,910,000	106,628,000
Deerfield SponsorCo
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity interest									50.00%
Tax equity funding received								$ 166,595,000
Amherst and Deerfield Wind Projects
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest revenue				$ 6,144
Variable Interest Entity, Not Primary Beneficiary
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of shareholders with joint control | shareholder				2
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount				$ 192,052,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Value of guarantee obligations recognized				1,637,000	$ 1,952,000
Variable Interest Entity, Not Primary Beneficiary | Windlectric | Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from equity investees (e)				$ 96,477,000
Windlectric
Accounts, Notes, Loans and Financing Receivable [Line Items]
Project power capacity (megawatt) | MW				74.1
AAGES B.V Secured Credit Facility
Accounts, Notes, Loans and Financing Receivable [Line Items]
Duration of credit facility	3 years
Secured credit facility	$ 306,500,000
Subsequent Event | Abengoa-Algonquin Global Energy Solution B.V.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount repaid under credit support facility						$ 1,750,000
Subsequent Event | Wataynikaneyap Power Transmission
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage of noncontrolling interest						9.80%
Distance of transmission line | km						1,800